Note 3 - Acquisition	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Business Combination [Text Block]
3.	ACQUISITION

Acquisition of Enercon

On November 14, 2024, the Company closed on its acquisition of its majority 80% stake in Enercon Technologies, Ltd. (“Enercon”), pursuant to the terms of the Share Purchase Agreement, dated as of September 19, 2024 (the “Purchase Agreement”), by and among the Company, Enercon, and FF3 Holdings, L.P., for itself and as Sellers’ Representative (“FF3”), and each of the other seller parties signatory thereto (collectively with FF3, the “Sellers”). Enercon is a leading supplier of highly customized power conversion and networking solutions to aerospace and defense markets globally, providing robust and reliable solutions across air, land and sea applications.  Enercon is based in Netanya, Israel with additional facilities in New Hampshire, U.S. and Haryana, India.

Under the terms of the Purchase Agreement, on the November 14, 2024 closing date (and deemed effective solely for accounting purposes as of November 1, 2024), Bel acquired from the Sellers 80% of the issued and outstanding share capital of Enercon on a fully-diluted basis for (i) a cash purchase price of $320 million (subject to customary adjustments), plus (ii) up to $10 million in potential earnout payments for the 2025-2026 period (the “Earnout Payments”), as further described below (the “Transaction” or the "acquisition"). Bel may acquire the remaining 20% stake in Enercon and has the current intention to so purchase such remaining interest by early 2027 in accordance with the terms and subject to the conditions of a shareholders’ agreement, which was also entered into on November 14, 2024.

At the closing, Bel paid an aggregate of approximately $325.6 million in cash in respect of the cash purchase price (after giving effect to estimated adjustments taken at closing including for Enercon’s cash, indebtedness, net working capital and unpaid transaction costs, and subject to further adjustment post-closing). Bel funded the closing of the Transaction through cash on hand of approximately $85.6 million and with approximately $240 million provided through incremental borrowings under the Company’s revolving credit facility, as amended in connection with the Transaction.

The potential Earnout Payments may become payable of up to $5.0 million for each of the fiscal 2025 and fiscal 2026 earnout periods (each, an “Earnout Period”), subject to Enercon’s achievement of certain specified EBITDA targets for each respective Earnout Period, as calculated and determined in accordance with the Purchase Agreement.  In the event that (i) the target for the respective Earnout Period has been achieved, the full $5.0 million Earnout Payment for the Earnout Period shall be payable, or (ii) achievement for the respective Earnout Period is at least 90% of the target level but less than 100% of the target level, then the amount payable in respect of the Earnout Payment for such Earnout Period shall be $2.5 million. In the event that achievement for the respective Earnout Period is less than 90% of the target level, no Earnout Payment shall be due for such period.

During the year ended December 31, 2024, the Company incurred $12.9 million of acquisition-related costs associated with the Transaction primarily for investment banker fees, legal fees, audit-related fees and other consulting costs. These costs are included in selling, general and administrative expenses on the consolidated statements of operations.

The accounting related to the Enercon acquisition has been completed as of the filing date of this Form 10-K. The following table presents the Company’s final determination of the acquisition date fair values of the consideration paid, identifiable net assets acquired, and goodwill. All valuations and the purchase price allocation are now finalized, and no further adjustments are anticipated.

	Acquisition Date
	Fair Values
	(as adjusted)
Cash	$3,590
Accounts receivable	21,088
Inventories	42,271	(a)
Other current assets	4,144
Property, plant and equipment	9,357	(b)
Intangible assets	189,700	(c)
Other assets	3,496
Total identifiable assets	273,646

Accounts payable	9,585
Accrued expenses	6,670
Other current liabilities	5,104
Noncurrent liabilities	34,331	(d)
Total liabilities assumed	55,690
Net identifiable assets acquired	217,956
Goodwill	186,714	(e)
Net assets acquired	$404,670

Cash paid	$324,071
Fair value of contingent consideration	3,300
Fair value of noncontrolling interest	72,354	(f)
Fair value of seller note	4,945	(g)
Fair value of consideration transferred	404,670
Deferred consideration	(80,599)
Total consideration paid	$324,071

(a)	The inventories noted include a step-up in fair value of $2.4 million.

(b)	The property, plant and equipment noted above includes a $3.7 million step-up based on acquisition-date fair value.

(c)

The fair value of identifiable intangible assets related to Enercon is shown in the table below. For those intangible assets with finite lives, the acquisition-date fair values will be amortized over their respective estimated future lives utilizing the straight-line method.

	Acquisition Date	Weighted Average
	Fair Value	Amortization Period
Trademarks	$21,900	Indefinite
Customer relationships	130,300	17 years
Technology	37,500	15 years
Total intangible assets acquired	$189,700

(d)	Deferred taxes have been established on the previously-mentioned step-ups for inventories, property, plant and equipment and intangible assets.

(e)

The goodwill is identifiable to the Aerospace, Defense & Rugged Solutions reportable segment and is attributable to expected synergies from combining operations, as well as intangible assets that do not qualify for separate recognition. All goodwill will be deductible for tax purposes over a period of 15 years.

(f)

In connection with its acquisition of Enercon, the Company recorded a redeemable noncontrolling interest which was initially recorded at a fair value of $72.4 million as of the acquisition date utilizing the Monte Carlo simulation. Inputs to this valuation approach included the projected EBITDA (as defined in the Purchase Agreement) for fiscal year 2026, a market price risk adjustment for the EBITDA of 8.4%, an EBITDA volatility measure of 51% and a forward rate of 4.08%.

(g)	In connection with its acquisition of Enercon, the Company assumed a related party loan payable to FF3 in the amount of $4.9 million.

The results of operations of Enercon have been included in the Company’s consolidated financial statements for the period from November 1, 2024 through December 31, 2025. The activity between the accounting effective date of November 1, 2024 and the legal close date of November 14, 2024 was not material to Bel's financial statements. During the year ended December 31, 2024, Enercon contributed revenue of $20.8 million and net earnings of approximately $1.0 million to the Company’s consolidated financial results.

The following unaudited pro forma information presents a summary of the combined results of operations of the Company and the results of Enercon for the periods presented as if the Transaction had occurred on January 1, 2023, along with certain pro forma adjustments. These pro forma adjustments give effect to the amortization of certain definite-lived intangible assets, adjusted depreciation based upon fair value of assets acquired, interest expense and amortization of deferred financing costs related to the financing of the acquisition, and related tax effects. The 2023 unaudited pro forma net earnings were adjusted to include a non-recurring expense related to a fair value adjustment to acquisition-date inventory of $2.4 million ($1.8 million after tax) during the year ended December 31, 2023. The pro forma results do not reflect the realization of any potential cost savings, or any related integration costs. Certain cost savings may result from the acquisition; however, there can be no assurance that these cost savings will be achieved. The pro forma results also exclude the impact of any change in the redemption value of the noncontrolling interest. The unaudited pro forma results are presented for illustrative purposes only and are not necessarily indicative of the results that would have actually been obtained if the acquisition had occurred on the assumed dates, nor is the pro forma data intended to be a projection of results that may be obtained in the future:

	Year Ended
	December 31,
	2024	2023
Revenue, net	$632,130	$735,522
Net earnings	56,154	56,448
Less: Net earnings attributable to non-controlling interest	4,131	1,176
Net earnings attributable to Bel Fuse	$52,023	$55,272
Earnings per Class A common share - basic and diluted	$3.94	$4.13
Earnings per Class B common share - basic and diluted	$4.16	$4.37

During 2024, the acquisition of Enercon resulted in a noncontrolling interest holder who is entitled to a put option, giving the Sellers the ability to put their redeemable interest in the shares of the acquiree to the Company. Specifically, if exercised by the noncontrolling interest holder, the Company would be required to purchase the remaining 20% of the Seller's redeemable interest, at a redemption price during specified time period(s) stipulated in the Enercon acquisition agreement. Upon acquisition, the redeemable noncontrolling interest was initially valued at a fair value of $72.4 million. The redeemable noncontrolling interest recorded on the accompanying consolidated balance sheet at December 31, 2025 and December 31, 2024 will remain in temporary equity until the applicable put-call option is either fully exercised or expires. At December 31, 2025 and December 31, 2024, the redeemable noncontrolling interest was adjusted to reflect its redemption value of $93.2 million and $80.6 million, respectively. The redemption value of the redeemable noncontrolling interest is generally calculated using Level 3 unobservable inputs based on a multiple of earnings. A roll forward of the redeemable noncontrolling interest for the years ended December 31, 2025 and December 31, 2024 is included in the accompanying consolidated statements of shareholders' equity and redeemable noncontrolling interest.